Form 13F Cover Page


Filing for Quarter-Ending: September 30, 2009

Check here if Amendment:             ( )
 Amendment Number:
 This Amendment:                     ( )  is a reinstatement
                                     ( )  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                                Croft-Leominster, Inc.
Address:                             300 Water Street, 4th floor
                                     Baltimore, MD  21202

Form 13-F File Number:               28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                Carla Prescimone
Title:                               Assistant Vice President
Phone:                               410-576-0100

Signature, Place, and Date of Signing:

                               Baltimore, Maryland               11/16/2009
-----------------------------------------------------------------------------
Signature                      City, State                          Date


Report Type (Check only one):

(X) 13F Holdings Report             Check here if all holdings of this reporting
                                    manager are reported in this report.

( ) 13F Notice                      Check here if no holdings reported are in
                                    this report, and all holdings are reported by other reporting manager(s).

( ) 13F Combination Report          Check here if a portion of the holdings for
                                    this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                none

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:          $
                                               (thousands)

  *NOTE: Unless Otherwise Indicated

   ITEM 6: Investment Discretion:            SOLE
   ITEM 7: Voting Authority:                 NONE

           SECURITY NAME               TITLE of CLASS       CUSIP          MARKET VALUE     QUANITY

     *NOTE: Unless Otherwise Indicated

       ITEM 6: Investment Discretion:             SOLE
         ITEM 7: Voting Authority:                NONE

 ABB Ltd                                SPONSORED ADR        000375204        $ 4.7590      237,474
 AXT Inc                                     COM             00246W103        $ 0.0250       13,000
 Abbott Labs                                 COM             002824100        $ 0.2401        4,854
 Aberdeen Asia Pacific Incom                 COM             003009107        $ 0.0860       13,900
 Aetna Inc New                               COM             00817Y108        $ 2.6074       93,689
 Albemarle Corp                              COM             012653101        $ 3.6428      105,284
 Allegheny Technologies Inc.                 COM             01741R102        $ 2.3719       67,789
 AllianceBernstein Gbl Hgh In                COM             01879R106        $ 0.1938       15,366
 Allstate Corp                               COM             020002101        $ 6.6424      216,929
 Altera Corp                                 COM             021441100        $ 2.8156      137,280
 Ameren Corporation                          COM             023608102        $ 0.3046       12,051
 American Express Co                         COM             025816109        $ 2.1777       64,239
 Applied Materials Inc                       COM             038222105        $ 2.1682      162,050
 Archer Daniels Midland Co                   COM             039483102        $ 1.1613       39,745
 Asia Tigers Fund Inc                        COM             04516T105        $ 0.2233       12,064
 BJ Svcs Co                                  COM             055482103        $ 2.3773      122,352
 BP PLC                                 SPONSORED ADR        055622104        $ 0.3792        7,123
 Baldor Elec Co                              COM             057741100        $ 6.1235      223,976
 Bank of America Corp                        COM             060505104        $ 5.1358      303,532
 Bank of New York Mellon Corp                COM             064058100        $ 3.2139      110,861
 Baxter Intl Inc                             COM             071813109        $ 2.4223       42,489
 Berkshire Hathaway - CL A                   CL A            084670108        $ 0.4040            4
 Berkshire Hathaway - CL B                   CL B            084670207        $ 2.7448          826
 BHP Billiton Ltd                       SPONSORED ADR        088606108        $ 1.7270       26,162
 Blackrock Munivest Fd Inc                   COM             09253R105        $ 0.1136       11,850
 Brigham Exploration Co                      COM             109178103        $ 3.3410      367,954
 CB Richard Ellis Group Inc                  CL A            12497t101        $ 4.2975      366,056
 CVS Caremark Corporation                    COM             126650100        $ 5.5763      156,023
 Cablevision Sys Corp                  CL A NY CABLVS        12686C109        $ 3.8762      163,208
 Canadian Natl Ry Co                         COM             136375102        $ 1.2284       25,075
 Canadian Nat Res Ltd                        COM             136385101        $ 0.2410        3,587
 Caterpillar Inc                             COM             149123101        $ 4.2653       83,095
 Cephalon, Inc.                              COM             156708109        $ 2.3715       40,720
 Chevron Corp NEW                            COM             166764100        $ 0.8530       12,112
 Cisco Sys Inc                               COM             17275R102        $ 6.4287      273,098
 Citigroup, Inc.                             COM             172967101        $ 0.4380       90,492
 Collective Brands Inc                       COM             19421w100        $ 5.5853      322,290
 Companhia Energetica de Mina          SP ADR N-V PFD        204409601        $ 0.1821       11,979
 Corning Inc                                 COM             219350105        $ 2.8472      185,967
 Covance Inc.                                COM             222816100        $ 0.3793        7,005
 Cytori Therapeutics Inc                     COM             23283k105        $ 0.0415       10,500
 Deere & Co                                  COM             244199105        $ 5.9580      138,817
 Du Pont E I  De Nemours & Co                COM             263534109        $ 5.1059      158,865
 Edison Intl                                 COM             281020107        $ 0.3691       10,991
 Edwards Lifesciences Corporati              COM             28176E108        $ 4.1482       59,336
 Enterprise Prods Partners L                 COM             293792107        $ 0.2141        7,560
 Exxon Mobil Corp                            COM             30231G102        $ 0.3343        4,873
 FMC Corp                                  COM NEW           302491303        $ 9.3250      165,777
 FPL Group Inc                               COM             302571104        $ 1.2274       22,223
 FirstEnergy Corp                            COM             337932107        $ 2.5350       55,446
 Flowserve Corp                              COM             34354P105        $ 2.7164       27,566
 Franklin Resources Inc                      COM             354613101        $ 1.5575       15,482
 Freeport McMoran Copper & Gold              COM             35671D857        $ 9.1286      133,051
 GSE Sys Inc                                 COM             36227K106        $ 0.0759       12,200
 General Cable Corp Del New                  COM             369300108       $ 11.0078      281,169
 General Electric Co                         COM             369604103        $ 4.3162      262,860
 General Mills Inc                           COM             370334104        $ 0.3963        6,155
 Genzyme Corp                                COM             372917104        $ 2.9372       51,775
 Grubb & Ellis Co                       COM PAR $0.01        400095204        $ 0.0541       32,000
 Gulfport Energy Corp                      COM NEW           402635304        $ 0.6525       74,661
 Hewlett Packard Co                          COM             428236103        $ 0.2481        5,255
 Honeywell Intl Inc                          COM             438516106        $ 6.1723      166,146
 ITT Corp (New)                              COM             450911102        $ 6.1618      118,155
 ICON plc - Spons ADR                   SPONSORED ADR        45103T107        $ 3.1451      128,424
 Insured Muni Income Fd                      COM             45809F104        $ 0.1570       11,100
 International Business Machs                COM             459200101        $ 0.3523        2,945
 JP Morgan Chase & Co                        COM             46625H100        $ 0.3155        7,199
 Japan Smaller Captlztn Fd In                COM             47109U104        $ 0.0878       11,100
 Johnson & Johnson                           COM             478160104        $ 7.2406      118,913
 Kansas City Southern                      COM NEW           485170302        $ 0.6161       23,259
 Laboratory Corp Amer Hldgs                COM NEW           50540R409        $ 0.3659        5,570
 Lexicon Pharmaceuticals Inc                 COM             528872104        $ 0.0264       12,400
 Liberty Media Corp New                 ENT COM SER A        53071m500        $ 6.2504      200,912
 Lowe's Companies                            COM             548661107        $ 6.7190      320,868
 Magellan Midstream Prtnrs LP          COM UNIT RP LP        559080106        $ 0.2276        6,052
 Markel Corporation                          COM             570535104        $ 0.4921        1,492
 Marsh & McLennan Cos                        COM             571748102        $ 4.7309      191,303
 Masco Corp                                  COM             574599106        $ 0.1463       11,323
 McDonald's Corp.                            COM             580135101        $ 1.4196       24,875
 Metlife Inc                                 COM             59156R108        $ 6.7183      176,471
 Monsanto Co New                             COM             61166W101        $ 4.8814       63,067
 Morgan Stanley                        MUN INCOME III        61745P437        $ 0.1538       19,700
 Nalco Holding Co                            COM             62985Q101        $ 2.5714      125,494
 Nexen Inc.                                  COM             65334H102        $ 6.9403      307,499
 Nexxus Lighting Inc                         COM             65338e105        $ 0.0589       10,600
 Nobel Learning Communities, In              COM             654889104        $ 0.1285       13,700
 Norfolk Southern Corp                       COM             655844108        $ 3.0516       70,786
 Novogen Limited                        SPONSORED ADR        67010F103        $ 0.0439       14,200
 Officemax Inc Del                           COM             67622P101        $ 0.1396       11,100
 Oilsands Quest Inc                          COM             678046103        $ 0.0306       27,087
 Optical Cable Corp                        COM NEW           683827208        $ 0.0836       27,600
 PHC Inc Mass                               CL A             693315103        $ 0.0343       28,100
 PG&E Corp                                   COM             69331C108        $ 2.1728       53,662
 Penn West Energy Tr                       TR UNIT           707885109        $ 1.6008      101,059
 Pepsico Inc                                 COM             713448108        $ 0.2075        3,538
 Peregrine Pharmaceuticals Inc               COM             713661106        $ 0.0090       13,000
 PerkinElmer, Inc.                           COM             714046109        $ 0.6379       33,155
 Petrohawk Energy Corp                       COM             716495106        $ 0.5572       23,017
 Pfizer Inc                                  COM             717081103        $ 2.4107      145,662
 Pharmaceutical Product Develop              COM             717124101        $ 3.8955      177,553
 Philip Morris Intl Inc                      COM             718172109        $ 5.8522      120,070
 Pinnacle West Capital Corp                  COM             723484101        $ 0.8115       24,727
 Plum Creek Timber Co Inc                    COM             729251108        $ 5.3083      173,247
 Potash Corp Sask Inc                        COM             73755L107        $ 3.4747       38,462
 Potlatch Corp New                           COM             737630103        $ 3.0223      106,233
 Pressure Biosciences Inc                    COM             74112E109        $ 0.0189       12,106
 Price T Rowe Group Inc                      COM             74144T108        $ 2.2675       49,617
 Procter & Gamble                            COM             742718109        $ 5.3980       93,197
 PrivateBancorp Inc                          COM             742962103        $ 0.2446       10,000
 Prudential Financial Inc.                   COM             744320102        $ 6.6912      134,065
 Putnam Mun Opportunities Tr             SH BEN INT          746922103        $ 0.1474       12,842
 Rayonier Inc                                COM             754907103        $ 0.2005        4,900
 Rovi Corp                                   COM             779376102        $ 0.2430        7,231
 Schering Plough Corp                        COM             806605101        $ 3.5484      125,607
 Solutia Inc                               COM NEW           834376501        $ 0.1459       12,600
 Southwestern Energy Co                      COM             845467109       $ 10.0511      235,500
 Staples Inc                                 COM             855030102        $ 0.2670       11,499
 Stryker Corp                                COM             863667101        $ 1.8182       40,022
 Suncor Energy Inc NEW                       COM             867224107        $ 0.7096       20,532
 Templeton Emerg Mkts Income                 COM             880192109        $ 0.1873       12,952
 Terex Corporation                           COM             880779103        $ 4.7026      226,849
 3M Co.                                      COM             88579Y101        $ 5.6239       76,205
 Time Warner Cable Inc                       COM             88732j207        $ 1.4346       33,293
 Tortoise North Amrn Enrgy Co                COM             89147T103        $ 0.3906       21,275
 Ultra Petroleum Corp                        COM             903914109        $ 5.8337      119,152
 Unilever N V                            NY SHS NEW          904784709        $ 0.2818        9,766
 United Rentals Inc                          COM             911363109        $ 0.1102       10,700
 US Gold Corporation                    COM PAR $0.10        912023207        $ 0.0723       25,000
 United Technologies                         COM             913017109        $ 6.6696      109,464
 UnitedHealth Group Inc                      COM             91324P102        $ 2.7040      107,987
 Valmont Inds Inc                            COM             920253101        $ 3.6535       42,891
 Varian Medical Systems, Inc.                COM             92220P105        $ 0.4533       10,760
 Verisign, Inc.                              COM             92343E102        $ 1.8096       76,385
 Vitran Corp Inc                             COM             92850E107        $ 0.0947       10,500
 Waddell & Reed Financial - A               CL A             930059100        $ 1.7209       60,490
 Waste Services Inc Del                    COM NEW           941075202        $ 0.0735       15,900
 Wells Fargo & Co.                           COM             949746101        $ 0.3863       13,709
 Western Asset Worldwide Inco                COM             957668106        $ 0.1701       14,000
 Weyerhaeuser Co                             COM             962166104        $ 9.7322      265,543
 Williams Cos Inc.                           COM             969457100        $ 7.9080      442,529
 Wyeth                                       COM             983024100        $ 4.9709      102,323
 Amdocs Ltd                                  ORD             G02602103        $ 4.2862      159,455
 Invesco Ltd                                 SHS             G491BT108        $ 7.3200      321,615
 Ace Ltd                                     SHS             H0023R105       $ 11.8344      221,369
 Foster Wheeler Ag                           COM             H27178104       $ 10.0526      315,031
 Noble Corporation Baar                  NAMEN - AKT         h5833n103        $ 0.2335        6,150
 Tyco International Ltd                      SHS             H89128104        $ 3.1955       92,677
 Rosetta Genomics Ltd                        SHS             M82183100        $ 0.0234       10,200
 Qiagen NV                                   ORD             N72482107        $ 5.6250      264,335
 Flextronics Intl Ltd                        ORD             Y2573F102        $ 1.3693      183,300

                                                                            $ 392.4178   13,112,460